Equipment - Depreciation on equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation for the year	kr 4,234	kr 2,106	kr 465
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation for the year	kr 1,315	579	59
Marketing and selling expenses
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation for the year	1,057	806	176
Administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Deprecation for the year	kr 1,862	kr 721	kr 230